                     SUPPLEMENT DATED DECEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective December 15, 2004, two new Subaccounts will be available under the contract. The respective Subaccounts will invest in two new Portfolios, the Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class 1 Shares and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In            Investment Objective                  Adviser
                   ----------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Global Income    Seeks high current income, consistent Franklin Advisers, Inc.
VARIABLE INSURANCE Securities Fund -- Class 1 with preservation of capital. Capital
PRODUCTS TRUST     Shares                     appreciation is a secondary
                                              consideration.
                   ----------------------------------------------------------------------------------------
                   Templeton Foreign          Seeks long-term capital growth.       Templeton Investment
                   Securities Fund -- Class 1                                       Counsel, LLC
                   Shares
                   ----------------------------------------------------------------------------------------